CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Income and Comprehensive Income
Net Income	$ 895,344	$ (313,490)	$ 599,327
Other comprehensive loss before tax:
Foreing currency translation adjustment	(3,098)	(4,451)	(4,822)
Reclassification adjustment for losses included in net income	0	7,718	0
Adjustment of pension and postretirement benefit plans	(26,283)	(160,679)	174,578
Amortization of net losses	20,100	(8,505)	24,674
Amortization of prior service cost	(3,800)	3,800	0
Unrealized holding (losses) gains on investments arising during the period	(32,440)	57,401	(221,043)
Other-than-temporary impairment included in net income	14,445	0	0
Reclassification adjustment for (gains) losses included in net income (loss)	(141)	870	(2,110)
Unrealized net (losses) gains on cash flow hedges	(4,376)	(6,613)	2,286
Reclassification adjustment for net (gains) losses included in net income	4,702	6,091	(1,839)
Other comprehensive loss before tax	(30,891)	(104,368)	(28,276)
Income tax benefit (expense)	3,877	63,241	(57,601)
Total other comprehensive loss, net of tax	(27,014)	(41,127)	(85,877)
Comprehensive income (loss), net of tax	$ 868,330	$ (354,617)	$ 513,450